Net Income Per Common Share (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012 ParticipatingSecurities		Dec. 31, 2011		Dec. 31, 2010
Basic
Average common shares outstanding (in shares)									101,714,901		103,471,323		107,021,624
Net income	$ 68,052	$ 234,953	$ 227,813	$ 100,216	$ 14,552	$ 179,877	$ 179,115	$ 68,316	$ 631,034		$ 441,860		$ 462,485
Less net income allocated to unvested restricted shares									(5,114)		(4,825)		(4,817)
Net income allocated to common shares									625,920		437,035		457,668
Net income per common share - basic (in dollars per share)	$ 0.66	$ 2.29	$ 2.23	$ 0.97	$ 0.14	$ 1.74	$ 1.69	$ 0.64	$ 6.15		$ 4.22		$ 4.28
Diluted
Average common shares outstanding (in shares)									101,714,901		103,471,323		107,021,624
Stock options and other contingently issuable shares (in shares)									2,215,528	[1]	2,200,650	[1]	1,763,893	[1]
Average common shares outstanding assuming dilution (in shares)									103,930,429		105,671,973		108,785,517
Net income	68,052	234,953	227,813	100,216	14,552	179,877	179,115	68,316	631,034		441,860		462,485
Less net income allocated to unvested restricted shares assuming dilution									(5,008)		(4,756)		(4,749)
Net income allocated to common shares assuming dilution									$ 626,026		$ 437,104		$ 457,736
Net income per common share - diluted (in dollars per share)	$ 0.65	$ 2.24	$ 2.17	$ 0.95	$ 0.14	$ 1.71	$ 1.66	$ 0.63	$ 6.02		$ 4.14		$ 4.21
Net Income Per Common Share (Textual) [Abstract]
Common shares outstanding, anti-dilutive									1,047,734		101,260		1,544,620
Classes of participating securities									2
Percent common shares representing outstanding shares	99.00%								99.00%
Percent restricted shares representing outstanding shares	1.00%								1.00%

[1]	Stock options and other contingently issuable shares excludes 1,047,734, 101,260 and 1,544,620 shares at December 31, 2012, 2011 and 2010, respectively, due to their anti-dilutive effect.